ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ACCOUNTS RECEIVABLE, NET
Accounts receivable, third-party customers	$ 18,259,749	$ 9,546,483
Less: allowance for doubtful account	$ (653,470)	$ (382,731)	$ (529,003)
Gross accounts receivable collected (as a percentage)		97.90%
Subsequent collection (as a percentage)	67.50%	97.90%
Subsequent collection	$ 12,331,018	$ 9,345,638
Non-related party
ACCOUNTS RECEIVABLE, NET
Accounts receivable, third-party customers	18,259,749	9,546,483
Less: allowance for doubtful account	(653,470)	(382,731)
Accounts receivable from third-party customers, net	$ 17,606,279	$ 9,163,752